Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table

The following Pay Versus Performance table sets forth information for the Company's Principal Executive Officer ("PEO"), Mark A. LeDoux for our fiscal years ended June 30, 2023, and 2022, as required by Item 402 of SEC Regulation S-K.

Year	Summary Compensation table total for PEO ($)	Compensation actually paid to PEO ($)(1)	Average summary compensation table total for non-PEO NEOs ($)	Average compensation actually paid to non-PEO NEOs ($)(1)	Value of initial fixed $100 investment based on Total Shareholder Return ($)	Net income ($ in thousands)
2023	915,154	832,283	571,943	521,213	(31.03)	2,522
2022	954,265	828,147	589,590	520,537	(37.97)	10,712

In our fiscal 2023 and 2022, Mark A. LeDoux was our Principal Executive Officer (“PEO”). In 2023, our remaining Non-PEO Named Executive Officers ("NEOs") were Kenneth E. Wolf President, Chief Operating Officer, and Secretary, Michael E. Fortin, Chief Financial Officer, James Gause, Vice President of Operations, and Andrea Lester, Vice President of Global Quality. In 2022, our remaining Non-PEO Named Executive Officers ("NEOs") were Kenneth E. Wolf President, Chief Operating Officer, and Secretary, Michael E. Fortin, Chief Financial Officer, James Gause, Vice President of Global Operations, and Gene Quast, Vice President of Global Sales.

Our Human Resources Committee believes the PEO's base salary reflects the value of the executive position and attributes the PEO brings to the Company, including tenure, experience, skill level and performance. No specific weights have been assigned to those factors. The Human Resources Committee periodically reviews the salaries of the PEO and NEOs and adjusts them as needed to maintain market positioning and consistency with other similarly situated executive officers and their evolving responsibilities.

Bonus payments when made have not been tied to any financial performance measure and have been and are planned to continue to be discretionary based on the evaluation of each individual's performance, change in responsibilities, their potential to contribute to the success of the Company, and the performance of the Company.

PEO Total Compensation Amount	$ 915,154	$ 954,265
PEO Actually Paid Compensation Amount	$ 832,283	828,147
Adjustment To PEO Compensation, Footnote

(1) Compensation Actually Paid was calculated beginning with each individual's total compensation reported in the Summary Compensation Table above, and the following amounts were deducted from and added to such amounts:

	PEO		Non-PEO Named Executive Officer Average
	2023	2022	2023	2022
Summary Compensation Table	915,154	954,265	571,943	589,590
Deduction for amounts reported under the "Stock Awards" column in the Summary Compensation Table for applicable year	(132,900)	(165,900)	(84,170)	(105,070)
Increase based on ASC 718 fair value of awards granted during applicable fiscal year that remain unvested as of applicable fiscal year end, determined as of applicable year end	108,000	156,600	68,400	99,180
Deduction/increase for awards granted during prior fiscal year that were outstanding and unvested as of applicable fiscal year end, determined based on change in ASC 718 fair value from prior fiscal year end to applicable fiscal year end	(44,278)	(46,858)	(26,862)	(25,025)
Deduction/increase for awards granted during the prior fiscal year that vested during applicable fiscal year, determined based on change in ASC 718 fair value from prior fiscal year end to vesting date	(13,693)	(69,960)	(8,098)	(38,138)
Deduction for awards granted during a prior fiscal year that were forfeited during the applicable fiscal year, determined based on the ASC 718 fair value from prior fiscal year end	-	-	-	-
Compensation Actually Paid	832,283	828,147	521,213	520,537

All information provided above under the "Pay Versus Performance" heading will not be deemed to be incorporated by reference in any filing by the Company under the Securities Act of 1933, as amended, whether made before or after the date hereof and irrespective of any general incorporation language in any such filing.

Non-PEO NEO Average Total Compensation Amount	$ 571,943	589,590
Non-PEO NEO Average Compensation Actually Paid Amount	521,213	520,537
Total Shareholder Return Amount	(31.03)	(37.97)
Net Income (Loss)	2,522,000	10,712,000
PEO Deduction for amounts reported under the Stock Awards column in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(132,900)	(165,900)
NEO Deduction for amounts reported under the Stock Awards column in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(84,170)	(105,070)
PEO Increase based on ASC 718 fair value of awards granted during applicable FY that remain unvested as of applicable FYE [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	108,000	156,600
NEO Increase based on ASC 718 fair value of awards granted during applicable FY that remain unvested as of applicable FYE [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	68,400	99,180
PEO Deduction increase for awards granted during prior FY that were outstanding and unvested as of applicable FYE, determined based on change in ASC 718 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(44,278)	(46,858)
NEO Deduction increase for awards granted during prior FY that were outstanding and unvested as of applicable FYE, determined based on change in ASC 718 [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(26,862)	(25,025)
PEO Deduction Increase for awards granted during the prior FY that vested during applicable FY, determined based on change in ASC 718 fair value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(13,693)	(69,960)
NEO Deduction Increase for awards granted during the prior FY that vested during applicable FY, determined based on change in ASC 718 fair value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (8,098)	$ (38,138)